KHAN FUNDS
                      714 FM 1960 West, Suite 201
                          Houston, Texas 77090

                              July 7, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   Khan Funds
               Rule 497(j) Certificate
               File Nos. 333-12579, 811-7829
               CIK No. 0001021730

Ladies and Gentlemen:

               This is in reference to the prospectus and statement of additional information included as part of PreEffective Amendment No. 2 to the Form N-1A Registration Statement of Khan Funds (the "Fund"), which was declared effective by the Commission on July 1, 1997. The Fund hereby certifies that the forms of prospectus and statement of additional information that would have been filed with the Commission pursuant to Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the Amendment, and that the text of the most recent amendment to such Registration Statement has been filed electronically.

                                 Very truly yours,

                                 s/ S.A.D. Khan

                                 SARDAR A.D. KHAN
                                 President